Commitments and Contingencies	12 Months Ended
Sep. 30, 2019
Advanced Interactive Gaming, Inc. [Member]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

We were not subject to any legal proceedings during the years ended September 30, 2019 or 2018 and none are threatened or pending to the best our knowledge and belief.